Schedule III Real Estate Investments and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III — REAL ESTATE INVESTMENTS ANDACCUMULATED DEPRECIATION
The following schedule presents our total real estate investments and accumulated depreciation for our operating properties as of December 31, 2012 (in thousands):

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition (a)	Gross Amount at Which Carried at Close of Period
		Encumbrances	Land	Buildings, Improvements and Fixtures		Land	Buildings, Improvements and Fixtures	Total (b)	Accumulated Depreciation(d)	Date of Construction	Date Acquired	Life on Which Building Depreciation in Income Statement is Computed (e)
Southpointe Office Parke and Epler Parke (Medical Office)	Indianapolis, IN	$12,008	$3,746	$14,476	$758	$3,746	$15,234	$18,980	(3,185)	1991-2002	1/2007	39
Crawfordsville Medical Office Park and Athens Surgery Center (Medical Office)	Crawfordsville, IN	4,158	699	5,474	150	699	5,624	6,323	(1,151)	1998-2000	1/2007	39
The Gallery Professional Building (Medical Office)	St. Paul, MN	5,873	1,157	5,009	3,188	1,157	8,197	9,354	(2,115)	1979	3/2007	39
Lenox Office Park, Building G (Office)	Memphis, TN	11,735	1,670	13,626	(853)	1,670	12,773	14,443	(2,300)	2000	3/2007	39
Commons V Medical Office Building (Medical Office)	Naples, FL	9,376	4,173	9,070	178	4,173	9,248	13,421	(1,567)	1991	4/2007	39
Yorktown Medical Center and Shakerag Medical Center (Medical Office)	Peachtree City and Fayetteville, GA	13,091	3,545	15,792	2,622	3,545	18,414	21,959	(3,506)	1987-1994	5/2007	39
Thunderbird Medical Plaza (Medical Office)	Glendale, AZ	13,357	3,842	19,680	3,253	3,842	22,933	26,775	(4,676)	1975-1987	5/2007	39
Triumph Hospital Northwest and Triumph Hospital Southwest (Healthcare Related Facility)	Houston and Sugarland, TX	—	3,047	28,550	238	3,047	28,788	31,835	(6,443)	1986-1989	6/2007	39
Gwinnett Professional Center (Medical Office)	Lawrenceville, GA	5,200	1,290	7,246	1,090	1,290	8,336	9,626	(1,610)	1985	7/2007	39
1 and 4 Market Exchange (Medical Office)	Columbus, OH	10,093	2,326	17,208	1,165	2,326	18,373	20,699	(2,664)	2001-2003	8/2007	39
Kokomo Medical Office Park (Medical Office)	Kokomo, IN	8,147	1,779	9,613	358	1,779	9,971	11,750	(2,096)	1992-2003	8/2007	39
St. Mary Physicians Center (Medical Office)	Long Beach, CA	—	1,815	10,242	212	1,815	10,454	12,269	(1,512)	1992	9/2007	39
2750 Monroe Boulevard (Office)	Valley Forge, PA	—	2,323	22,631	5,423	2,323	28,054	30,377	(4,228)	1985	9/2007	39
East Florida Senior Care Portfolio (Healthcare Related Facility)	Jacksonville, Winter Park and Sunrise, FL	—	10,078	34,870	1	10,078	34,871	44,949	(8,449)	1985-1989	9/2007	39
Northmeadow Medical Center (Medical Office)	Roswell, GA	—	1,245	9,109	148	1,245	9,257	10,502	(1,817)	1999	11/2007	39
Tucson Medical Office Portfolio (Medical Office)	Tucson, AZ	—	1,309	17,574	686	1,309	18,260	19,569	(3,350)	1970-1994	11/2007	39
Lima Medical Office Portfolio (Medical Office)	Lima, OH	—	701	19,052	780	701	19,832	20,533	(3,654)	1920-2004	12/2007	39
Highlands Ranch Park Plaza (Medical Office)	Highlands Ranch, CO	8,114	2,240	10,426	1,370	2,240	11,796	14,036	(2,325)	1983-1985	12/2007	39
Park Place Office Park (Medical Office)	Dayton, OH	—	1,987	11,341	1,182	1,987	12,523	14,510	(2,710)	1987-2002	12/2007	39

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition (a)	Gross Amount at Which Carried at Close of Period
		Encumbrances	Land	Buildings, Improvements and Fixtures		Land	Buildings, Improvements and Fixtures	Total (b)	Accumulated Depreciation(d)	Date of Construction	Date Acquired	Life on Which Building Depreciation in Income Statement is Computed (e)
Chesterfield Rehabilitation Center (Medical Office)	Chesterfield, MO	—	4,212	27,901	770	4,313	28,570	32,883	(4,112)	2007	12/2007	39
Medical Portfolio 1 (Medical Office)	Overland, KS and Largo, Brandon, and Lakeland, FL	21,439	4,206	28,373	2,244	4,206	30,617	34,823	(5,493)	1978-1997	2/2008	39
Fort Road Medical Building (Medical Office)	St. Paul, MN	—	1,571	5,786	421	1,571	6,207	7,778	(1,004)	1981	3/2008	39
Liberty Falls Medical Plaza (Medical Office)	Township, OH	—	842	5,640	624	842	6,264	7,106	(1,258)	2008	3/2008	39
Cypress Station Medical Office Building (Medical Office)	Houston, TX	—	1,345	8,312	634	1,345	8,946	10,291	(1,559)	1981-2006	3/2008	39
Vista Professional Center (Medical Office)	Lakeland, FL	—	1,082	3,588	96	1,082	3,684	4,766	(772)	1996-1998	3/2008	39
Senior Care Portfolio 1 (Healthcare Related Facility)	Arlington, Galveston, Port Arthur and Texas City, TX and Lomita and El Monte, CA	—	4,871	30,002	—	4,871	30,002	34,873	(4,419)	1959-1994	Various	39
Amarillo Hospital (Healthcare Related Facility)	Amarillo, TX	—	1,110	17,688	5	1,110	17,693	18,803	(2,322)	2007	5/2008	39
5995 Plaza Drive (Office)	Cypress, CA	14,644	5,109	17,961	342	5,109	18,303	23,412	(3,022)	1986	5/2008	39
Nutfield Professional Center (Medical Office)	Derry, NH	9,169	1,075	10,320	420	1,075	10,740	11,815	(1,389)	1963-1996	6/2008	39
SouthCrest Medical Plaza (Medical Office)	Stockbridge, GA	10,917	4,259	14,636	261	4,259	14,897	19,156	(2,918)	2005-2006	6/2008	39
Medical Portfolio 3 (Medical Office)	Indianapolis, IN	—	9,355	70,259	8,947	9,355	79,206	88,561	(15,646)	1988-1996	6/2008	39
Academy Medical Center (Medical Office)	Tucson, AZ	3,166	1,193	6,106	1,154	1,193	7,260	8,453	(1,384)	1975-1985	6/2008	39
Decatur Medical Plaza (Medical Office)	Decatur, GA	—	3,166	6,862	348	3,166	7,210	10,376	(1,142)	1976	6/2008	39
Medical Portfolio 2 (Medical Office)	O’Fallon and St. Louis, MO and Keller and Wichita Falls, TX	24,609	5,360	33,506	787	5,360	34,293	39,653	(5,768)	1957-2006	Various	39
Renaissance Medical Centre (Medical Office)	Bountiful, UT	18,989	3,701	24,442	173	3,701	24,615	28,316	(2,988)	2004	6/2008	39
Oklahoma City Medical Portfolio (Medical Office)	Oklahoma City, OK	—	—	25,976	1,945	—	27,921	27,921	(3,950)	1991-2007	9/2008	39
Medical Portfolio 4 (Medical Office)	Phoenix, AZ, Parma and Jefferson West, OH, and Waxahachie, Greenville, and Cedar Hill, TX	7,508	2,632	38,652	2,274	2,632	40,926	43,558	(6,063)	1972-2007	Various	39
Mountain Empire Portfolio (Medical Office)	Kingsport and Bristol, TN and Pennington Gap and Norton, VA	—	804	20,149	1,004	804	21,153	21,957	(4,286)	1976-2007	9/2008	39
Mountain Plains — TX (Medical Office)	San Antonio and Webster, TX	—	1,248	34,857	141	1,248	34,998	36,246	(4,695)	1998-2006	12/2008	39
Marietta Health Park (Medical Office)	Marietta, GA	7,200	1,276	12,197	415	1,276	12,612	13,888	(2,000)	2000	12/2008	39
Wisconsin Medical Portfolio 1	Milwaukee, WI	—	1,980	26,032	—	1,980	26,032	28,012	(4,533)	1964-2007	2/2009	39
Wisconsin Medical Portfolio 2	Franklin, WI	9,704	1,574	31,655	—	1,574	31,655	33,229	(4,542)	2001-2004	5/2009	39
Greenville Hospital Portfolio	Greenville, SC	69,370	3,952	135,776	1,642	3,949	137,421	141,370	(13,182)	1974-2009	9/2009	39

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition (a)	Gross Amount at Which Carried at Close of Period
		Encumbrances	Land	Buildings, Improvements and Fixtures		Land	Buildings, Improvements and Fixtures	Total (b)	Accumulated Depreciation(d)	Date of Construction	Date Acquired	Life on Which Building Depreciation in Income Statement is Computed (e)
Mary Black Medical Office Building	Spartanburg, SC	—	—	12,523	(3)	—	12,520	12,520	(1,433)	2006	12/2009	39
Hampden Place Medical Office Building	Englewood, CO	—	3,032	12,553	(78)	3,032	12,475	15,507	(1,380)	2004	12/2009	39
Dallas LTAC Hospital	Dallas, TX	—	2,301	20,627	—	2,301	20,627	22,928	(1,805)	2007	12/2009	39
Smyth Professional Building	Baltimore, MD	—	—	7,760	31	—	7,791	7,791	(926)	1984	12/2009	39
Atlee Medical Portfolio	Coriscana, TX and Ft. Wayne, IN and San Angelo, TX	—	—	17,267	—	—	17,267	17,267	(1,765)	2007-2008	12/2009	39
Denton Medical Rehabilitation Hospital	Denton, TX	—	2,000	11,704	—	2,000	11,704	13,704	(1,207)	2008	12/2009	39
Banner Sun City Medical Portfolio	Sun City, AZ and Sun City West, AZ	—	744	70,035	2,841	744	72,876	73,620	(10,729)	1971-2004	12/2009	39
Camp Creek	Atlanta, GA	—	2,022	12,965	(195)	2,022	12,770	14,792	(1,701)	2006	3/2010	39
King Street	Jacksonville, GA	5,927	—	7,232	(70)	—	7,162	7,162	(631)	2007	3/2010	39
Deaconess Evansville Clinic Portfolio	Evansville, IN	20,519	2,109	36,180	46	2,109	36,226	38,335	(3,566)	1952-2006	3/2010	39
Sugar Land II Medical Office Building	Sugar Land, TX	—	—	9,648	85	—	9,733	9,733	(1,182)	1999	3/2010	39
East Cooper Medical Center	Mount Pleasant, SC	—	2,073	5,939	110	2,073	6,049	8,122	(743)	1992	3/2010	39
Pearland Medical Portfolio	Pearland, TX	—	1,602	7,017	69	1,602	7,086	8,688	(925)	2003-2007	3/2010	39
Hilton Head Medical Portfolio	Hilton Head Island, SC	—	1,333	7,463	(1)	1,333	7,462	8,795	(704)	1996-2010	3/2010	39
NIH @ Triad Technology Center	Baltimore, MD	11,630	—	26,548	—	—	26,548	26,548	(2,005)	1989	3/2010	39
Federal North Medical Office Building	Pittsburgh, PA	—	2,489	30,268	54	2,489	30,322	32,811	(2,373)	1999	4/2010	39
Balfour Concord Portfolio	Denton,TX and Lewisville,TX	—	452	11,384	—	452	11,384	11,836	(990)	2000	6/2010	39
Cannon Park Place	Charleston, SC	—	425	8,651	12	425	8,663	9,088	(630)	1998	6/2010	39
7900 Fannin	Houston, TX	22,152	—	34,764	100	—	34,864	34,864	(2,545)	2005	6/2010	39
Overlook at Eagle’s Landing	Stockbridge, GA	5,237	638	6,685	34	638	6,719	7,357	(607)	2004	7/2010	39
Sierra Vista Medical Office Building	San Luis Obispo, CA	—	—	11,900	1,468	—	13,368	13,368	(1,036)	2009	8/2010	39
Orlando Medical Portfolio	Orlando, FL	—	—	14,226	520	—	14,746	14,746	(1,188)	1998-2000	9/2010	39
Santa Fe Medical Portfolio	Sante Fe, NM	3,421	1,539	11,716	29	1,539	11,745	13,284	(928)	1978-2010	9/2010	39
Rendina Medical Portfolio	Las Vegas, NV and Poughkeepsie, NY and St. Louis, MO and Tucson, AZ and Wellington, FL	18,280	—	68,488	1,610	—	70,098	70,098	(4,850)	2006-2008	9/2010	39
Allegheny HQ Building	Pittsburgh, PA	25,694	1,514	32,368	356	1,514	32,724	34,238	(2,157)	2002	10/2010	39
Raleigh Medical Center	Raleigh, NC	—	1,281	12,530	820	1,281	13,350	14,631	(1,064)	1989	11/2010	39
Columbia Medical Portfolio	Albany, NY, and Latham, NY, and Temple Terrace, FL, Carmel NY, and N. Adams, MA	70,732	9,567	160,696	764	9,567	161,460	171,027	(10,720)	1964-2007	11/2010	39

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition (a)	Gross Amount at Which Carried at Close of Period
		Encumbrances	Land	Buildings, Improvements and Fixtures		Land	Buildings, Improvements and Fixtures	Total (b)	Accumulated Depreciation(d)	Date of Construction	Date Acquired	Life on Which Building Depreciation in Income Statement is Computed (e)
Florida Orthopedic ASC	Temple Terrace, FL	—	752	4,211	—	752	4,211	4,963	(322)	2001	12/2010	39
Select Medical LTACH	Augusta, GA and Dallas, TX and Orlando, FL, and Tallahassee, FL	—	12,719	76,186	—	12,719	76,186	88,905	(4,764)	2006-2007	12/2010	39
Phoenix MOB Portfolio	Phoenix, AZ	26,497	1,058	31,865	1,196	1,058	33,061	34,119	(2,585)	1989-2004	12/2010	39
Medical Park of Cary	Cary, NC	—	2,931	19,855	373	2,931	20,228	23,159	(1,641)	1996	12/2010	39
Holston Medical Portfolio	Bristol, TN	—	492	16,374	81	492	16,455	16,947	(1,215)	1983	3/2011	38
Desert Ridge Portfolio	Phoenix, AZ	—	—	27,738	120	—	27,858	27,858	(1,159)	2004-2006	10/2011	39
St. John Providence Medical Office Building	Novi, MI	—	—	42,371	—	—	42,371	42,371	(1,642)	2007	1/2012	39
Camp Creek III	Atlanta, GA	—	939	6,723	—	939	6,723	7,662	(233)	2010	1/2012	39
Penn Avenue	Pittsburgh, PA	—	1,774	38,921	34	1,774	38,955	40,729	(1,158)	1907	3/2012	39
Steward Medical Portfolio	Boston, MA	—	—	88,208	359	2,106	86,461	88,567	(2,292)	1930-2011	3/2012	31
Rush LLC	Oak Park, IL	—	1,096	38,550	—	1,096	38,550	39,646	(551)	2000	8/2012	38
Forest Park Pavilion	Dallas, TX	—	9,670	11,152	—	9,670	11,152	20,822	—	2010	12/2012	39

Total		$507,956	$181,447	$1,988,956	$57,361	$183,651	$2,044,113	$2,227,764	$(235,157)

(a) The cost capitalized subsequent to acquisition is net of dispositions.
(b) The changes in total real estate for the years ended December 31, 2012, 2011 and 2010 are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance as of the beginning of the year	$1,971,254	$1,902,586	$1,206,478
Acquisitions	239,403	55,017	683,055
Additions	18,761	19,157	13,358
Dispositions	(1,654)	(5,506)	(305)
Balance as of the end of the year	$2,227,764	$1,971,254	$1,902,586

(c)	The aggregate cost of our real estate for federal income tax purposes was $2.6 billion.

(d)	The changes in accumulated depreciation for the years ended December 31, 2012, 2011 and 2010 are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance as of the beginning of the year	$164,783	$105,123	$56,689
Additions	72,028	65,158	48,737
Dispositions	(1,654)	(5,498)	(303)
Balance as of the end of the year	$235,157	$164,783	$105,123

(e) Tenant improvements are depreciated over the shorter of the lease term or useful life, ranging from one month to 240 months, respectively. Furniture, fixtures and equipment are depreciated over five years.